UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	9-30-17

Item 1 - Schedule of Investments - September 30, 2017 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 130.94% (d)(f)
Aerospace & Defense - 1.55%
805	Bombardier, Inc., Senior Notes,
	8.75%, 12/1/21 (g)	B3	867
425	Huntington Ingalls Industries, Senior Notes,
	5%, 11/15/25 (g)	Ba2	457
1,740	Standard Aero Aviation Holdings Inc., Senior Notes,
	10%, 07/15/23 (g)	Caa2	1,927
465	Triumph Group Inc., Senior Notes,
	7.75%, 08/15/25 (g)	B3	488
			3,739

Airlines - .81%
1,100	American Airlines Group, Senior Notes,
	5.50%, 10/01/19 (g)	B1	1,152
110	American Airlines Group, Senior Notes,
	5.625%, 07/15/22 (g)	(e)	115
105	United Airlines, Senior Notes,
	4.625%, 03/03/24	(e)	108
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	Ba3	589
			1,964

Automotive - 3.32%
325	Allison Transmission, Inc., Senior Notes,
	5%, 10/01/24 (g)	Ba3	337
1,680	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 04/01/25 (g)	B2	1,711
220	Aston Martin Capital Holdings, Senior Notes,
	6.50%, 04/15/22 (g)	B2	236
350	Group 1 Automotive, Inc., Senior Notes,
	5%, 06/01/22	Ba2	361
275	Group 1 Automotive, Inc., Senior Notes,
	5.25%, 12/15/23 (g)	Ba2	279
525	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	513
525	Sonic Automotive, Inc., Senior Subordinated Notes,
	6.125%, 03/15/27	B2	536
3,355	Tesla Inc., Senior Notes,
	5.30%, 08/15/25 (g)	B3	3,280
725	TI Group Auto Systems, L.L.C., Senior Notes,
	8.75%, 07/15/23 (g)	Caa1	768
			8,021

Broadcasting - 3.68%
390	AMC Networks, Inc., Senior Notes,
	4.75%, 08/01/25	Ba3	393
600	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	620
375	iHeart Communications, Inc., Senior Notes,
	9%, 12/15/19	Caa1	284
475	Lin Television Corporation, Senior Notes,
	5.875%, 11/15/22	B3	496
1,925	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	1,939

650	Nexstar Broadcasting, Inc., Senior Notes,
	5.625%, 08/01/24 (g)	B3	674
725	Outfront Media Capital LLC, Senior Notes,
	5.25%, 02/15/22	B1	749
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	261
275	E.W. Scripps Company, Senior Notes,
	5.125%, 05/15/25 (g)	Ba2	280
250	Sinclair Television Group, Inc., Senior Notes,
	5.875%, 03/15/26 (g)	B1	256
305	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	Ba3	311
800	Sirius XM Radio, Inc., Senior Notes,
	6%, 07/15/24 (g)	Ba3	861
700	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	709
500	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	509
550	Univision Communications, Inc., Senior Notes,
	5.125%, 02/15/25 (g)	B2	555
			8,897

Building & Real Estate - 2.50%
310	AV Homes, Inc., Senior Notes,
	6.625%, 05/15/22	B3	318
525	Greystar Real Estate Partners, LLC, Senior Notes,
	8.25%, 12/01/22 (g)	B2	563
2,360	Howard Hughes Corporation, Senior Notes,
	5.375%, 03/15/25 (g)	Ba3	2,388
350	Shea Homes Limited Partnership, Senior Notes,
	5.875%, 04/01/23 (g)	B1	359
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	B1	446
990	Weekley Homes LLC, Senior Notes,
	6.625%, 08/15/25 (g)	B3	959
310	William Lyon Homes, Inc., Senior Notes,
	5.875%, 01/31/25	B3	318
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B3	699
			6,050

Building Products - .57%
275	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	Ba3	289
750	RSI Home Products, Inc., Senior Notes,
	6.50%, 03/15/23 (g)	B1	788
290	Summit Materials LLC, Senior Notes,
	5.125%, 06/01/25 (g)	B3	298
			1,375

Cable Operators - 16.41%
375	Altice Financing S.A., Senior Notes,
	6.625%, 02/15/23 (g)	B1	397
2,005	Altice Financing S.A., Senior Notes,
	7.50%, 05/15/26 (g)	B1	2,205
2,100	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	2,263
4,085	Altice Luxembourg S.A., Senior Notes,

	7.625%, 02/15/25 (g)	B3	4,386
240	Block Communications, Inc., Senior Notes,
	6.875%, 02/15/25 (g)	Ba3	260
900	C + W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27(g)	B2	936
1,640	CCO Holdings, LLC, Senior Notes,
	5.00%, 02/01/28 (g)	B1	1,640
2,375	CCO Holdings, LLC, Senior Notes,
	5.50%, 05/01/26 (g)	B1	2,458
1,593	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	Caa1	1,625
1,600	Cequel Communications Holdings I, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	Caa1	1,768
800	CSC Holdings, LLC, Senior Notes,
	6.625%, 10/15/25 (g)	Ba1	874
2,030	CSC Holdings, LLC, Senior Notes,
	10.125%, 01/15/23 (g)	B2	2,340
3,740	CSC Holdings, LLC, Senior Notes,
	10.875%, 10/15/25 (g)	B2	4,624
310	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	329
1,125	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	1,238
1,300	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	Ba3	1,492
360	Netflix, Inc., Senior Notes,
	5.75%, 03/01/24	B1	391
1,680	SFR Group S.A., Senior Notes,
	7.375%, 05/01/26 (g)	B1	1,814
900	Unitymedia Hessen GmbH & Company, Senior Notes,
	5%, 01/15/25 (g)	Ba3	943
1,975	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	2,106
950	UPCB Finance IV Ltd, Senior Notes,
	5.375%, 01/15/25 (g)	Ba3	986
460	Videotron Ltd., Senior Notes,
	5.125%, 04/15/27 (g)	Ba2	477
925	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	958
950	Virgin Media Secured Finance, Plc, Senior Notes,
	5.50%, 08/15/26 (g)	Ba3	1,001
100	Virgin Media Secured Finance, Plc, Senior Notes,
	6.25%, 03/28/29 (GBP)	Ba3	145
900	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	943
1,075	Ziggo Bond Finance BV, Senior Notes,
	6%, 01/15/27 (g)	B2	1,110
			39,709

Chemicals - 3.36%
745	CF Industries, Inc., Senior Notes,
	5.375%, 03/15/44	Ba3	721
300	CF Industries, Inc., Senior Notes,
	7.125%, 05/01/20	Ba3	333
390	Consolidated Energy Finance, Senior Notes,
	6.75%, 10/15/19 (g)	B2	397
420	Consolidated Energy Finance, Senior Notes,
	6.875%, 06/15/25 (g)	B2	438
2,160	CVR Partners, L.P., Senior Notes,
	9.25%, 06/15/23 (g)	B2	2,292
650	Ineos Group Holdings S.A., Senior Notes,
	5.625%, 08/01/24 (g)	B2	675

950	Kissner Holdings L.P., Senior Notes,
	8.375%, 12/01/22 (g)	B3	969
160	Koppers, Inc., Senior Notes,
	6%, 02/15/25 (g)	B1	171
475	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	Caa1	492
475	Platform Specialty Products Corporation, Senior Notes,
	10.375%, 05/01/21 (g)	Caa1	518
350	PQ Corporation, Senior Notes,
	6.75%, 11/15/22 (g)	B2	378
40	Rayonier A.M. Products, Inc., Senior Notes,
	5.50%, 06/01/24 (g)	B1	39
665	Univar, Inc., Senior Notes,
	6.75%, 07/15/23 (g)	Caa1	695
			8,118

Consumer Products - 1.66%
310	American Greetings Corporation, Senior Notes,
	7.875%, 02/15/25 (g)	B3	336
1,475	Avon International, Operating Company, Senior Notes,
	7.875%, 08/15/22 (g)	Ba1	1,527
1,675	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	1,767
375	Vista Outdoor Inc. Inc, Senior Notes,
	5.875%, 10/01/23	B2	386
			4,016

Container - 4.57%
1,225	ARD Finance S.A., Senior Notes,
	7.125%, 09/15/23	Caa2	1,308
1,580	Ardagh Packaging Finance plc, Senior Notes,
	7.25%, 05/15/24 (g)	B3	1,732
1,225	BWAY Holding Company, Inc., Senior Notes,
	5.50%, 04/15/24 (g)	B2	1,279
1,650	BWAY Holding Company, Inc., Senior Notes,
	7.25%, 04/15/25 (g)	Caa2	1,697
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	118
565	Horizon Parent Holdings, Senior Notes,
	8.25%, 02/15/22 (g) (EUR)	(e)	712
855	Kleopatra Holdings 1 S.C.A., Senior Notes,
	8.50%, 06/30/23 (EUR)	(e)	997
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa2	367
425	Reynolds Group Issuer, Inc., Senior Notes,
	5.75%, 10/15/20	B1	431
1,500	Reynolds Group Issuer, Inc., Senior Notes,
	7%, 07/15/24 (g)	Caa1	1,598
650	SIG Combibloc Holdings, Senior Notes,
	7.75%, 02/15/23 (g)(EUR)	Caa1	811
			11,050

Energy - 18.25%
595	AmeriGas Partners, L.P., Senior Notes,
	5.50%, 05/20/25	Ba3	611
50	AmeriGas Partners, L.P., Senior Notes,
	5.625%, 05/20/24	Ba3	53
400	Andeavor Logistics L.P., Senior Notes,
	5.25%, 01/15/25	Ba3	428

175	Andeavor Logistics L.P., Senior Notes,
	6.125%, 10/15/21	Ba3	180
275	Archrock Partners, Senior Notes,
	6%, 04/01/21	B3	269
500	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	490
1,035	Calumet Specialty Products Partners, L.P. Senior Notes,
	11.50%, 01/15/21 (g)	B2	1,198
415	Carrizo Oil & Gas, Inc., Senior Notes,
	8.25%, 07/15/25	B3	449
350	Cenovus Energy, Inc., Senior Notes,
	4.25%, 04/15/27 (g)	Ba2	347
230	Cenovus Energy, Inc., Senior Notes,
	6.75%, 11/15/39	Ba2	265
585	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.125%, 06/30/27 (g)	Ba3	604
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.875%, 03/31/25	Ba3	564
800	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	7%, 06/30/24	Ba3	912
375	Chesapeake Energy Corp., Senior Notes,
	6.125%, 02/15/21	Caa2	378
335	Chesapeake Energy Corp., Senior Notes,
	8%, 06/15/27 (g)	Caa2	332
485	Covey Park Energy, LLC, Senior Notes,
	7.50%, 05/15/25 (g)	B3	507
900	Crestwood Midstream Partners, L.P., Senior Notes,
	6.25%, 04/01/23	B1	932
1,340	CrownRock, L.P., Senior Notes,
	7.75%, 02/15/23 (g)	B3	1,427
300	DCP Midstream, LLC, Senior Notes,
	6.45%, 11/03/36 (g)	Ba2	318
100	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	Ba2	118
225	DCP Midstream, LLC, Senior Notes,
	9.75%, 03/15/19 (g)	Ba2	246
1,105	DCP Midstream Operating LP, Senior Notes,
	5.85%, 05/21/43 (g)	B1	1,033
130	Encana Corporation, Senior Notes,
	7.20%, 11/01/31	Ba2	159
135	Encana Corporation, Senior Notes,
	7.375%, 11/01/31	Ba2	167
140	Encana Corporation, Senior Notes,
	8.125%, 09/15/30	Ba2	181
515	Energy Transfer Partners, L.P., Senior Notes,
	5.50%, 06/01/27	Ba2	542
400	Energy Transfer Partners, L.P., Senior Notes,
	5.875%, 01/15/24	Ba2	432
95	Ensco PLC, Senior Notes,
	5.75%, 10/01/44	B1	68
954	Ensco PLC, Senior Notes,
	8%, 01/31/24	(e)	942
805	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25 (g)	B3	833
975	Felix Energy LLC, 7.81%, 08/09/22,
	Acquisition Date 08/09/17, Cost $965 (i)(j)	(e)	965
635	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B3	616
390	Ferrellgas, L.P., Senior Notes,
	6.75%, 01/15/22	B3	377
175	Ferrellgas, L.P., Senior Notes,
	6.75%, 06/15/23	B3	168
920	Frontera Energy Corporation, Senior Notes,
	10%, 11/02/21 (g)	(e)	1,027
270	Frontera Energy Corporation, Senior Notes,

	10%, 11/02/21	(e)	301
25	Frontera Energy Corporation, Senior Notes,
	10%, 11/02/21	(e)	28
405	Hess Corporation, Senior Notes,
	7.875%, 10/01/29	Ba1	487
800	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	829
1,650	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	1,710
500	Laredo Petroleum, Inc., Senior Notes,
	6.25%, 03/15/23	B3	518
2,000	Matador Resources Company, Senior Notes,
	6.875%, 04/15/23	B3	2,122
395	MEG Energy Corporation, Senior Notes,
	6.50%, 01/15/25 (g)	Caa1	384
825	MEG Energy Corporation, Senior Notes,
	7%, 03/31/24 (g)	Caa2	710
445	Murphy Oil Corporation, Senior Notes,
	6.875%, 08/15/24	Ba3	476
355	NGL Energy Partners L.P., Senior Notes,
	6.125%, 03/01/25	B2	330
1,110	NGL Energy Partners L.P., Senior Notes,
	7.50%, 11/01/23	B2	1,104
330	NGPL Pipeco, LLC, Senior Notes,
	4.375%, 08/15/22 (g)	Ba1	342
75	Nustar Logistics, L.P., Senior Notes,
	4.80%, 09/01/20	Ba1	78
295	Nustar Logistics, L.P., Senior Notes,
	5.625%, 04/28/27	Ba1	312
560	Permian Resources, LLC, Senior Notes,
	7.125%, 11/01/20 (g)	Ca	482
446	Petrobras Global Finance, Senior Notes,
	6.125%, 01/17/22	B1	479
550	Petrobras Global Finance, Senior Notes,
	6.75%, 01/27/41	B1	547
350	Petrobras Global Finance, Senior Notes,
	6.875%, 01/20/40	B1	354
510	Petrobras Global Finance, Senior Notes,
	7.375%, 01/17/27	B1	561
945	Petrobras Global Finance, Senior Notes,
	8.75%, 05/23/26	B1	1,135
370	QEP Resrouces, Inc., Senior Notes,
	5.25%, 05/01/23	Ba3	360
665	QEP Resrouces, Inc., Senior Notes,
	5.375%, 10/01/22	Ba3	652
740	QEP Resrouces, Inc., Senior Notes,
	6.875%, 03/01/21	Ba3	777
330	Range Resources Corporaiton, Senior Subordinated Notes,
	4.875%, 05/15/25	B1	325
175	Rockies Express Pipeline LLC, Senior Notes,
	6%, 01/15/19 (g)	Ba2	181
360	Rowan Companies, Inc., Senior Notes,
	7.375%, 06/15/25	B1	353
540	SemGroup Corporation, Senior Notes,
	6.375%, 03/15/25 (g)	B2	526
515	Seven Generations Energy Ltd., Senior Notes,
	5.375%, 09/30/25 (g)	Ba3	519
995	Seven Generations Energy Ltd., Senior Notes,
	6.75%, 05/01/23 (g)	Ba3	1,050
250	Seven Generations Energy Ltd., Senior Notes,
	6.875%, 06/30/23 (g)	Ba3	264
980	Southwestern Energy Company, Senior Notes,
	7.50%, 04/01/26	B1	1,019
200	Suburban Propane Partners, L.P., Senior Notes,
	5.50%, 06/01/24	B1	199
1,150	Tallgrass Energy Partners, L.P., Senior Notes,

	5.50%, 09/15/24 (g)	Ba3	1,182
495	Tapstone Energy, LLC, Senior Notes,
	9.75%, 06/01/22 (g)	Caa1	442
50	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23	Ba3	50
575	Targa Resources Partners L.P., Senior Notes,
	5.125%, 02/01/25	Ba3	591
800	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba3	820
700	Targa Resources Partners L.P., Senior Notes,
	6.75%, 03/15/24	Ba3	756
650	Transocean, Inc., Senior Notes,
	6.80%, 03/15/38	Caa1	530
55	Whiting Petroleum Corporation, Senior Notes,
	5.75%, 03/15/21	B3	54
330	Whiting Petroleum Corporation, Senior Notes,
	6.25%, 04/01/23	B3	323
535	WPX Energy, Inc., Senior Notes,
	8.25%, 08/01/23	B3	600
1,000	YPF Sociedad Anonima, Senior Notes,
	8.50%, 07/28/25 (g)	B3	1,150
			44,150
Entertainment & Leisure - .61%
225	EMI Music Publishing Group, Senior Notes,
	7.625%, 06/15/24 (g)	B3	250
20	Live Nation Entertainment, Senior Notes,
	4.875%, 11/01/24 (g)	B3	21
1,000	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	1,035
170	Silversea Cruise Finance Ltd., Senior Notes,
	7.25%, 02/01/25 (g)	B2	182
			1,488
Financial - 12.14%
450	Aircastle Limited, Senior Notes,
	5.50%, 02/15/22	Ba1	490
1,430	Alliant Holdings Intermediate, LLC,
	8.25%, 08/01/23 (g)	Caa2	1,510
125	Ally Financial, Inc., Senior Notes,
	5.125%, 09/30/24	Ba3	135
1,550	Ally Financial, Inc., Senior Notes,
	5.75%, 11/20/25	(e)	1,676
619	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	Ba3	697
695	Assured Partners, Inc., Senior Notes,
	7%, 08/15/25 (g)	Caa2	707
600	Banco Bilbao Vizcaya Argentaria, S.A.,
	7%, (h)(EUR)	(e)	739
1,485	Banco Do Brasil S.A. (Cayman),
	9% (h)	B2	1,595
700	Barclays PLC,
	7.875%, (h)(GBP)	Ba2	1,026
805	BNP Paribas,
	7.375% (h)	Ba1	909
300	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (g) (GBP)	B2	438
625	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25	Ba1	666
950	Credit Agricole S.A., Global Notes,
	7.875%, (g)(h)	(e)	1,058
545	Credit Suisse Group AG,

	6.25%, (g)(h)	(e)	581
200	Credit Suisse Group AG,
	7.50%, (g)(h)	(e)	226
340	DAE Funding, LLC, Senior Notes,
	4%, 08/01/20 (g)	Ba3	346
385	DAE Funding, LLC, Senior Notes,
	4.50%, 08/01/22 (g)	Ba3	394
405	DAE Funding, LLC, Senior Notes,
	5%, 08/01/24 (g)	Ba3	415
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,328
2,200	Goldman Sachs Group, Inc.
	5.375%, (h)	Ba1	2,277
750	Hub Holdings LLC, Senior Notes,
	8.125%, 07/15/19 (g)	Caa2	752
450	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	463
1,555	Intesa San Paolo S.p.A.,
	7.70%, (g)(h)	Ba3	1,621
160	iStar Inc., Senior Notes,
	4.625%, 09/15/20	B1	163
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	332
1,270	LPL Holdings, Inc., Senior Notes,
	5.75%, 09/15/25 (g)	B2	1,314
450	Navient Corporation, Senior Notes,
	8%, 03/25/20	Ba3	497
710	NFP Corp., Senior Notes,
	6.875%, 07/15/25 (g)	Caa2	722
145	Orchestra Borrower, Senior Notes,
	6.75%, 06/15/22 (g)	(e)	151
795	Park Aerospace Holdings, Ltd., Senior Notes,
	4.50%, 03/15/23 (g)	Ba3	793
545	Park Aerospace Holdings, Ltd., Senior Notes,
	5.25%, 08/15/22 (g)	Ba3	566
280	Park Aerospace Holdings, Ltd., Senior Notes,
	5.50%, 02/15/24 (g)	Ba3	294
650	Quicken Loans, Inc., Senior Notes,
	5.75%, 05/01/25 (g)	Ba2	684
825	Societe Generale,
	7.375% (g)(h)	Ba2	893
1,775	Standard Chartered PLC,
	7.50%, (g)(h)	Ba1	1,893
275	Starwood Property Trust, Senior Notes,
	5%, 12/15/21	Ba3	286
705	UniCredit S.p.A.,
	8%, (h)	(e)	743
			29,380
Food/Tobacco - 3.01%
955	Chobani LLC., Senior Notes,
	7.50%, 04/15/25 (g)	Caa2	1,039
750	Dean Foods Company, Senior Notes,
	6.50%, 03/15/23 (g)	B2	761
820	FAGE International S.A., Senior Notes,
	5.625%, 08/15/26 (g)	B1	851
425	Lamb Western Holdings, Inc., Senior Notes,
	4.625%, 11/01/24 (g)	Ba3	444
1,330	Minerva Luxembourg S.A., Senior Notes,
	6.50%, 09/20/26 (g)	(e)	1,327
800	Minerva Luxembourg S.A., Senior Notes,
	7.75%, 01/31/23 (g)	B1	840
830	Post Holdings, Inc., Senior Notes,
	5.50%, 03/01/25 (g)	B3	862

330	Post Holdings, Inc., Senior Notes,
	5.75%, 03/01/27 (g)	B3	340
335	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B3	379
425	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B3	437
			7,280
Forest Products - .95%
275	Cascades, Inc., Senior Notes,
	5.50%, 07/15/22 (g)	Ba3	286
1,150	Cascades, Inc., Senior Notes,
	5.75%, 07/15/23 (g)	Ba3	1,210
350	Mercer International, Inc., Senior Notes,
	7.75%, 12/01/22	B1	371
400	Norbord, Inc., Senior Notes,
	6.25%, 04/15/23 (g)	Ba1	430
			2,297
Gaming - 5.32%
550	Boyd Gaming Corporation, Senior Notes,
	6.375%, 04/01/26	B3	599
1,420	Caesar’s Entertainment, Senior Notes,
	10%, 12/15/18 (a)(b)	(e)	1,463
550	CCM Merger, Inc., Senior Notes,
	6%, 03/15/22 (g)	Caa1	566
830	Codere Finance 2 Luxembourge S.A., Senior Notes,
	7.625%, 11/01/21 (g)	B2	840
1,095	CRC Escrow Issuer, LLC,
	5.25%, 10/15/25 (g)	B3	1,095
330	Eldorado Resorts, Inc., Senior Notes,
	6%, 04/01/25	B3	346
875	Eldorado Resorts, Inc., Senior Notes,
	7%, 08/01/23	B3	941
1,185	International Game Technology Plc, Senior Notes,
	6.50%, 02/15/25 (g)	Ba2	1,332
325	MGM Growth Properties Operating Partnership L.P., Senior
	Notes, 5.625%, 05/01/24	B1	352
600	MGM Resorts International, Senior Notes,
	6%, 03/15/23	Ba3	663
182	Safari Holding Verwaltungs GmbH, Senior Notes,
	8.25%, 02/15/21 (g)(EUR)	B2	223
3,600	Scientific Games International Inc., Senior Notes,
	10%, 12/01/22	Caa1	3,978
475	Station Casinos, LLC, Senior Notes,
	5%, 10/01/25 (g)	B3	476
			12,874
Healthcare - 9.28%
175	Centene Escrow Corporation, Senior Notes,
	6.125%, 02/15/24	Ba2	189
640	CHS/Community Health Systems, Inc., Senior Notes,
	6.25%, 03/31/23	Ba3	632
935	CHS/Community Health Systems, Inc., Senior Notes,
	6.875%, 02/01/22	Caa1	734
850	DaVita Healthcare Partners, Inc., Senior Notes,
	5%, 05/01/25	Ba3	838
1,850	DaVita Healthcare Partners, Inc., Senior Notes,
	5.125%, 07/15/24	Ba3	1,845

230	Eagle Holding Company II, LLC, Senior Notes,
	7.625%, 05/15/22 (g)	Caa1	238
575	Endo Finance LLC, Senior Notes,
	6%, 02/01/25 (g)	B3	472
515	Endo Finance LLC, Senior Notes,
	7.25%, 01/15/22 (g)	B3	482
150	HCA, Inc., Senior Notes,
	5%, 03/15/24	Ba1	160
3,125	HCA, Inc., Senior Notes,
	5.25%, 06/15/26	Ba1	3,367
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	B1	290
1,360	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	1,365
625	Kindred Healthcare, Inc., Senior Notes,
	8%, 01/15/20	B3	614
930	Kinetic Concepts, Senior Notes,
	12.50%, 11/01/21 (g)	Caa1	1,035
650	MEDNAX, Inc., Senior Notes,
	5.25%, 12/01/23 (g)	Ba2	680
450	Molina Healthcare, Inc., Senior Notes,
	5.375%, 11/15/22	B2	466
225	MPH Acquisition Holdings, Senior Notes,
	7.125%, 06/01/24 (g)	Caa1	242
590	MPT Operating Partnership, L.P., Senior Notes,
	5%, 10/15/23	Ba1	603
450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	486
450	Ortho-Clinical Diagnostics SA, Senior Notes,
	6.625%, 05/15/22 (g)	Caa2	442
425	Surgery Center Holdings, Senior Notes,
	8.875%, 04/15/21 (g)	Caa2	446
660	Team Health Holdings, Inc., Senior Notes,
	6.375%, 02/01/25 (g)	Caa1	625
1,332	Tenet Healthcare Corporation, Senior Notes,
	6.75%, 06/15/23	Caa1	1,277
275	Tenet Healthcare Corporation, Senior Notes,
	7.50%, 01/01/22 (g)	Ba3	291
1,400	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	Caa1	1,425
655	THC Escrow Corporation III, Senior Secured Notes,
	5.125%, 05/01/25 (g)	Ba3	647
1,715	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	Caa1	1,719
795	Valeant Pharmaceuticals International, Senior Notes,
	6.50%, 03/15/22 (g)	Ba3	841
			22,451
Information Technology - 7.94%
1,100	Advanced Micro Devices, Inc., Senior Notes,
	7%, 07/01/24	Caa1	1,166
1,700	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	1,700
620	CDK Global, Inc., Senior Notes,
	4.875%, 06/01/27 (g)	Ba1	639
875	CommScope Technologies LLC, Senior Notes,
	6%, 06/15/25 (g)	Ba3	937
325	Dell International LLC, Senior Notes,
	5.875%, 06/15/21 (g)	Ba2	340
525	Dell International LLC, Senior Notes,
	7.125%, 06/15/24(g)	Ba2	580

785	EIG Investors Corporation, Senior Notes,
	10.875%, 02/01/24	Caa1	863
350	Match Group, Inc., Senior Notes,
	6.375%, 06/01/24	Ba3	379
575	Match Group, Inc., Senior Notes,
	6.75%, 12/15/22	Ba3	594
350	Micron Technology, Inc., Senior Notes,
	5.25%, 08/01/23 (g)	Ba3	366
675	Microsemi Corporation, Senior Notes,
	9.125%, 04/15/23 (g)	B2	772
500	Riverbed Technology, Inc., Senior Notes,
	8.875%, 03/01/23 (g)	Caa1	479
575	RP Crown Parent LLC, Senior Notes,
	7.375%, 10/15/24 (g)	Caa1	586
2,150	Solera, LLC, Senior Notes,
	10.50%, 03/01/24 (g)	Caa1	2,448
350	SS&C Technologies Holdings, Inc., Senior Notes,
	5.875%, 07/15/23	B2	368
55	Verisign, Inc., Senior Notes,
	5.25%, 04/01/25	Ba1	59
1,200	Veritas Bermuda Ltd., Senior Notes,
	7.50%, 02/01/23 (g)	B2	1,278
2,595	Veritas Bermuda Ltd., Senior Notes,
	10.50%, 02/01/24 (g)	Caa2	2,786
510	Western Digital Corporation, Senior Notes,
	7.375%, 04/01/23 (g)	Ba1	558
1,964	Western Digital Corporation, Senior Notes,
	10.50%, 04/01/24	Ba2	2,308
			19,206
Manufacturing - 1.29%
180	Park-Ohio Industries, Inc., Senior Notes,
	6.625%, 04/15/27	B3	192
700	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	765
700	SPX Flow, Inc, Senior Notes,
	5.625%, 08/15/24 (g)	B1	732
700	SPX Flow, Inc, Senior Notes,
	5.875%, 08/15/26 (g)	B1	735
510	Tennant Company, Senior Notes,
	5.625%, 05/01/25 (g)	B2	528
150	Welbilt, Inc., Senior Notes,
	9.50%, 02/15/24	Caa1	172
			3,124
Metals & Mining - 9.31%
670	AK Steel Corporation, Senior Notes,
	6.375%, 10/15/25	B3	662
255	Aleris International, Inc., Senior Notes,
	9.50%, 04/01/21 (g)	B2	271
435	Alliance Resource Operating Partners, L.P., Senior Notes
	7.50%, 05/01/25 (g)	B1	451
50	ArcelorMittal, Senior Notes,
	6.125%, 06/01/25	Ba1	57
385	ArcelorMittal, Senior Notes,
	7.50%, 10/15/39	Ba1	461
1,745	Big River Steel, LLC, Senior Notes,
	7.25%, 09/01/25 (g)	B3	1,850
1,005	Constellium NV, Senior Notes,
	6.625%, 03/01/25 (g)	Caa1	1,031
750	Constellium NV, Senior Notes,

	8%, 01/15/23 (g)	Caa1	793
400	First Quantum Minerals, LLC, Senior Notes,
	7.25%, 04/01/23 (g)	B3	412
200	First Quantum Minerals, LLC, Senior Notes,
	7.50%, 04/01/25 (g)	B3	205
420	FMG Resources Pty. Ltd., Senior Notes,
	4.75%, 05/15/22 (g)	Ba2	425
610	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 05/15/24 (g)	Ba2	618
1,265	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	B1	1,203
1,225	Freeport McMoran, Inc., Senior Notes,
	5.45%, 03/15/43	B1	1,142
300	HudBay Minerals, Inc., Senior Notes,
	7.25%, 01/15/23 (g)	B3	318
1,450	HudBay Minerals, Inc., Senior Notes,
	7.625%, 01/15/25 (g)	B3	1,570
1,500	New Gold Inc., Senior Notes,
	6.25%, 11/15/22 (g)	B3	1,556
395	New Gold Inc., Senior Notes,
	6.375%, 05/15/25 (g)	B3	414
325	Novelis, Inc., Senior Notes,
	5.875%, 09/30/26 (g)	B2	329
1,617	Novelis, Inc., Senior Notes,
	6.25%, 08/15/24 (g)	B2	1,678
510	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (g) (EUR)	B3	669
1,550	Ryerson Inc., Senior Secured Notes,
	11%, 05/15/22 (g)	Caa1	1,728
705	TMS International Corporation, Senior Notes,
	7.25%, 08/15/25 (g)	Caa1	721
665	United States Steel Corporation, Senior Notes,
	6.875%, 08/15/25	Caa1	680
616	Vale Overseas Limited, Senior Notes,
	5.875%, 06/10/21	Ba1	678
625	Vale Overseas Limited, Senior Notes,
	6.25%, 08/10/26	Ba1	711
1,675	Zekelman Industries, Senior Notes,
	9.875%, 06/15/23 (g)	Caa1	1,884
			22,517
Other Telecommunications - 2.83%
625	Century Link Inc., Senior Notes,
	7.50%, 04/01/24	Ba3	647
475	Equinix, Inc., Senior Notes,
	5.375%, 01/01/22	B1	498
485	Equinix, Inc., Senior Notes,
	5.375%, 05/15/27	B1	526
250	Equinix, Inc., Senior Notes,
	5.75%, 01/01/25	B1	270
350	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B2	361
225	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26	B1	230
1,725	Level 3 Financing, Inc., Senior Notes,
	5.375%, 01/15/24	B1	1,766
275	Level 3 Financing, Inc., Senior Notes,
	5.375%, 05/01/25	B1	283
250	Level 3 Financing, Inc., Senior Notes,
	5.625%, 02/01/23	B1	257
675	Rackspace Hosting, Inc., Senior Notes,

	8.625%, 11/15/24(g)	B3	720
245	Zayo Group, LLC, Global Notes,
	5.75%, 01/15/27 (g)	B3	259
950	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25	B3	1,022
			6,839
Publishing - .49%
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	257
455	Harland Clarke Holdings Corporation, Senior Notes,
	8.375%, 08/15/22 (g)	B1	486
420	Harland Clarke Holdings Corporation, Senior Notes,
	9.25%, 03/01/21 (g)	Caa1	434
			1,177
Real Estate Investment Trust Securities - .29%
645	VEREIT Operating Partnership, L.P., Senior Securities,
	4.875%, 06/01/26	Baa3	693

Restaurants - 1.81%
425	1011778 B.C. United Liability Company, Senior Notes,
	4.625%, 01/15/22 (g)	Ba3	435
485	1011778 B.C. United Liability Company, Senior Notes,
	5%, 10/15/25 (g)	B3	493
1,225	KFC Holding Company, Senior Notes,
	5%, 06/01/24 (g)	B1	1,289
450	KFC Holding Company, Senior Notes,
	5.25%, 06/01/26 (g)	B1	476
300	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	288
575	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	580
628	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	B2	593
215	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	B2	236
			4,390
Retail - 1.06%
1,775	JoAnn Stores Holdings, Inc., Senior Notes,
	9.75%, 10/15/19 (g)	Caa1	1,717
400	Kirk Beauty One GmbH, Senior Notes,
	8.75%, 07/15/23 (g) (EUR)	Caa1	514
365	New Look Secured Issuer Plc, Senior Notes,
	6.50%, 07/01/22 (g)(GBP)	B3	330
			2,561
Satellites - 2.58%
810	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	B3	867
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	877
1,235	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	Caa2	1,192
365	Intelsat Jackson Holdings Ltd., Senior Notes,
	8%, 02/15/24 (g)	B1	392
1,665	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.50%, 09/30/22 (g)	B1	1,973

450	Telesat Canada
	8.875%, 11/15/24 (g)	B3	507
440	Viasat, Inc., Senior Notes,
	5.625%, 009/15/25 (g)	B3	443
			6,251
Services - 5.03%
600	The ADT Corporation, Senior Notes,
	6.25%, 10/15/21	Ba3	667
700	Advanced Disposal Services, Inc., Senior Notes,
	5.625%, 11/15/24 (g)	Caa1	730
580	Alliance Data Systems Company, Senior Notes,
	5.875%, 11/01/21 (g)	(e)	603
200	Ashtead Capital, Inc., Senior Notes,
	4.125%, 08/15/25 (g)	Ba2	206
200	Ashtead Capital, Inc., Senior Notes,
	4.375%, 08/15/27 (g)	Ba2	206
440	Booz Allen Hamilton, Inc., Senior Notes,
	5.125%, 05/01/25 (g)	B1	444
550	Brand Energy & Infrastructure Services, Inc., Senior Notes,
	8.50%, 07/15/25 (g)	Caa2	593
200	Carlson Travel Inc., Senior Notes,
	6.75%, 12/15/23 (g)	B2	198
250	CDW LLC, Senior Notes,
	5%, 09/01/25	Ba3	263
750	First Data Corporation, Senior Notes,
	5.375%, 08/15/23 (g)	Ba3	784
215	Gartner, Inc., Senior Notes,
	5.125%, 04/01/25 (g)	B1	227
480	H&E Equipment Services, Senior Notes,
	5.625%, 09/01/25 (g)	B2	506
90	Iron Mountain Canada, Senior Notes,
	5.375%, 09/15/23 (g) (CAD)	Ba3	75
2,020	Laureate Education, Inc., Senior Notes,
	8.25%, 05/0125 (g)	Caa1	2,177
420	MSCI, Inc., Senior Notes,
	4.75%, 08/01/26 (g)	Ba2	441
425	MSCI, Inc., Senior Notes,
	5.25%, 11/15/24 (g)	Ba2	452
1,040	Prime Security Services Borrower, LLC, Senior Notes,
	9.25%, 05/15/23 (g)	B3	1,148
950	Ritchie Bros. Auctioneers Inc., Senior Notes,
	5.375%, 01/15/25 (g)	B2	1,007
225	Sabre GLBL, Inc., Senior Notes,
	5.375%, 04/15/23 (g)	Ba2	232
375	United Rentals (North America), Inc., Senior Notes,
	5.50%, 05/15/27	Ba3	399
575	United Rentals (North America), Inc., Senior Notes,
	4.875%, 01/15/28	Ba3	576
245	Wrangler Buyer Corporation, Senior Notes,
	6%, 10/01/25 (g)	Caa1	249
			12,183
Supermarkets - .61%
450	Albertsons Companies, LLC, Senior Notes,
	5.75%, 03/15/25	B3	396
725	Albertsons Companies, LLC, Senior Notes,
	6.625%, 06/15/24	B3	677
325	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	(e)	252
200	Albertsons Companies, LLC, Senior Notes,
	8%, 05/01/31	(e)	160
			1,485

Transportation - .18%
425	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	441

Utilities - 3.49%
535	AES Corporation, Senior Notes,
	5.125%, 09/01/27	Ba2	548
635	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba2	663
400	AES Corporation, Senior Notes,
	6%, 05/15/26	Ba2	430
625	Calpine Corporation, Senior Notes,
	5.375%, 01/15/23	B2	607
505	Calpine Corporation, Senior Notes,
	5.50%, 02/01/24	B2	481
775	DPL Inc., Senior Notes,
	7.25%, 10/15/21	Ba3	845
310	Dynergy Inc, Senior Notes,
	5.875%, 06/01/23	B3	310
1,150	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	1,189
1,340	NRG Energy, Inc., Senior Notes,
	6.625%, 01/15/27	B1	1,404
1,825	NRG Energy, Inc., Senior Notes,
	7.25%, 05/15/26	B1	1,962
			8,439
Wireless Communications - 6.04%
675	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	958
1,400	Digicel Group Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	1,369
200	Millicom International Cellular, Senior Notes,
	5.125%, 01/15/28 (g)	Ba2	201
455	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	B3	510
835	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	1,067
1,000	Sprint Communications, Inc., Senior Notes,
	7%, 08/15/20	B3	1,092
1,725	Sprint Communications, Inc., Senior Notes,
	11.50%, 11/15/21	B3	2,191
1,500	Sprint Corporation, Senior Notes,
	7.25%, 09/15/21	B3	1,661
325	TBG Global Pte. Ltd., Senior Notes,
	5.25%, 02/10/22	(e)	335
885	T-Mobile, USA, Inc., Senior Notes,
	4%, 04/15/22	Ba3	916
2,000	T-Mobile, USA, Inc., Senior Notes,
	5.375%, 04/15/27	Ba3	2,150
300	T-Mobile, USA, Inc., Senior Notes,
	6.375%, 03/01/25	Ba3	323
1,500	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba3	1,654
180	VB-S1 Issuer LLC, Senior Notes,
	6.901%, 06/15/46 (g)	(e)	186
			14,613

	Total Corporate Debt Securities (Total cost of $305,643)		316,778

BANK DEBT SECURITIES - .10% (d)(f)
Energy - .10%
317	Hercules Bankruptcy Claim Bankdebt,
	10.50%, 05/06/20 (a)(b)(i)	(e)	237

	Total Bank Debt Securities (Total cost of $247)		237

Shares
PREFERRED STOCK - 1.78% (d)(f)
Energy - .94%
38,725	Hess Corporation, Convertible, 8%	(e)	2,283

Healthcare - .30%
13,200	Becton, Dickinson and Company, Convertible, 6.125%	(e)	729

Utilities - .29%
12,550	NextEra Energy, Inc., Equity Unit, 6.123%	(e)	694

Wireless Communications - .25%
335	Crown Castle International Corporation, Convertible, 6.875%		358
2,476	T-Mobile US, Inc., Convertible, 5.50%	(e)	247
			605
	Total Preferred Stock (Total cost of $3,853)		4,311

COMMON STOCK - 1.29% (d)(f)
6,750	Frontera Energy Corporation (c)		236
17,148	Frontera Energy Corporation (c)(CAD)		599
3,000	Howard Hughes Corporation (c)		354
4,325	Liberty Broadband Corporation, Series A (c)		407
6,025	Liberty Broadband Corporation, Series C (c)		574
15,600	T-Mobile US, Inc. (c)		962
			3,132
	Total Common Stock (Total cost of $3,623)		3,132

Principal
Amount/Units
SHORT-TERM INVESTMENTS - 2.05% (d)(f)
$4,963	Old Line Funding LLC,
	Commercial Paper,
	Due 10/02/17,
	Discount of 1.095% (g)	P-1	4,963

	Total Short-Term Investments (Total cost of $4,963)		4,963

	TOTAL INVESTMENTS - 136.16% (d) (Total cost of $318,329)		329,421

	CASH AND OTHER ASSETS LESS LIABILITIES - (36.16)% (d)		(87,486)

	NET ASSETS - 100.00%		$241,935

(a)         Denotes income is not being accrued.

(b)         Denotes issuer is in bankruptcy proceedings.

(c)          Non-income producing.

(d)         Percentages indicated are based on total net assets to common shareholders of $241,935.

(e)          Not rated.

(f)           All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)          Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1 of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $197,553 as of September 30, 2017.

(h)         Perpetual security with no stated maturity date.

(i)             Level 3 in fair value hierarchy. See Note 1.

(j)            Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $965 or .40% of total net assets as of September 30, 2017.

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2017 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

Citibank	10/20/17	GBP	163	$219	$212	$7

Bank of America	10/20/17	GBP	218	292	285	7

Citibank	10/20/17	GBP	131	175	170	5

Citibank	10/20/17	GBP	193	258	248	10

Citibank	10/20/17	GBP	110	147	141	6

Bank of America	10/20/17	GBP	165	222	216	6

Bank of America	10/20/17	GBP	(1,616)	2,117	2,167	(50)

Bank of America	10/20/17	GBP	(1,566)	2,052	2,100	(48)

JPMorgan Chase	11/17/17	EUR	337	399	400	(1)

HSBC Bank	11/17/17	EUR	188	223	222	1

Bank of America	11/17/17	EUR	292	346	347	(1)

HSBC Bank	11/17/17	EUR	106	126	127	(1)

HSBC Bank	11/17/17	EUR	101	120	121	(1)

Bank of America	11/17/17	EUR	177	210	212	(2)

HSBC Bank	11/17/17	EUR	155	184	186	(2)

HSBC Bank	11/17/17	EUR	(2,347)	2,772	2,780	(8)

HSBC Bank	11/17/17	EUR	(2,126)	2,507	2,519	(12)

Citibank	11/17/17	EUR	(298)	360	354	6

Bank of America	11/17/17	EUR	(201)	241	238	3

HSBC Bank	11/17/17	EUR	(214)	257	253	4

Bank of America	11/17/17	EUR	(106)	125	125	—

State Street Bank	11/17/17	CHF	349	361	371	(10)

Bank of America	11/17/17	CHF	(349)	362	361	1

HSBC Bank	1/26/18	CAD	63	50	50	—

JPMorgan Chase	1/26/18	CAD	37	30	30	—

Bank of America	1/26/18	CAD	(883)	719	708	11

Net unrealized loss on open forward currency exchange contracts						$(69)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2017 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2017 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2017 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$315,813	1,202	$317,015
Preferred Stock
Energy	2,283	—	—	2,283
Health Care	729	—	—	729
Utilities	694	—	—	694
Wireless Communications	605	—	—	605
Common Stock
Building & Real Estate	354	—	—	354
Cable	982	—	—	982
Energy	834	—	—	834
Wireless Communications	962	—	—	962
Short-Term Investments	—	4,963	—	4,963
Total Investments	$7,443	$320,776	$1,202	$329,421

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(69)	$—	$(69)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned two Level 3 securities at September 30, 2017. They are identified on the Schedule of Investments with a footnote (i) and have a value of $1,202,000. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the occurrence of company specific or industry events, liquidity, broker coverage and other market factors.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2016	$—
Net purchases/(sales)	965
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers to Level 3 from Level 2	237
Balance, September 30, 2017	$1,202

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2017, the Fund recognized no transfers between Levels 1 and 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 14, 2017

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 14, 2017